SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       January 23, 2012

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $91,896

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      257     3148 SH       SOLE                     3148
ABBOTT LABORATORIES            COM              002824100     1229    21855 SH       SOLE                    21855
ALCOA INC.                     COM              013817101      106    12300 SH       SOLE                    12300
ALTRIA GROUP, INC.             COM              02209s103      401    13520 SH       SOLE                    13520
AMDOCS LTD                     COM              G02602103      391    13700 SH       SOLE                    13700
AMGEN, INC.                    COM              031162100      507     7900 SH       SOLE                     7900
AT&T INC                       COM              00206R102     9707   321007 SH       SOLE                   321007
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1472    19288 SH       SOLE                    19288
BRISTOL-MYERS SQUIBB CO.       COM              110122108      875    24840 SH       SOLE                    24840
CARLISLE COMPANIES             COM              142339100     5685   128332 SH       SOLE                   128332
CENTURYTEL INC                 COM              156700106     8659   232780 SH       SOLE                   232780
CHEVRON CORP                   COM              166764100      409     3843 SH       SOLE                     3843
CISCO SYSTEMS                  COM              17275R102      557    30790 SH       SOLE                    30790
COCA COLA COMPANY              COM              191216100      931    13307 SH       SOLE                    13307
CONOCOPHILLIPS                 COM              20825c104     3098    42511 SH       SOLE                    42511
CVS CAREMARK CORP.             COM              126650100      423    10363 SH       SOLE                    10363
DELIA*S INC                    COM              246911101       38    37607 SH       SOLE                    37607
DOMINION RESOURCES INC         COM              25746U109      393     7400 SH       SOLE                     7400
DUKE ENERGY CORP               COM              26441c105      949    43125 SH       SOLE                    43125
EMC CORP MASS                  COM              268648102     1081    50185 SH       SOLE                    50185
ENTERPRISE PRODUCTS PARTNERS   COM              293792107      232     5000 SH       SOLE                     5000
EXXON MOBIL CORP               COM              30231g102     3624    42752 SH       SOLE                    42752
GENERAL ELECTRIC               COM              369604103     3218   179660 SH       SOLE                   179660
GENERAL MILLS INC              COM              370334104      648    16045 SH       SOLE                    16045
GOOGLE INC-CL A                COM              38259p508      278      430 SH       SOLE                      430
GRAFTECH INTERNATIONAL LTD     COM              384313102      191    14000 SH       SOLE                    14000
H.J. HEINZ & CO                COM              423074103      645    11936 SH       SOLE                    11936
INDEPENDENT BANK CORP MA       COM              453836108     1449    53105 SH       SOLE                    53105
INTEL CORP                     COM              458140100      848    34974 SH       SOLE                    34974
INTERNATIONAL BUSINESS MACHINE COM              459200101     2257    12277 SH       SOLE                    12277
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      325     3847 SH       SOLE                     3847
ISHARES TR GOLDMAN SACHS CORP  COM              464287242      398     3500 SH       SOLE                     3500
ISHARES TR S & P 100 INDEX FD  COM              464287101      276     4842 SH       SOLE                     4842
JOHNSON & JOHNSON              COM              478160104     5823    88788 SH       SOLE                    88788
KINDER MORGAN ENERGY PARTNERS  COM              494550106     1739    20465 SH       SOLE                    20465
LAKELAND BANCORP INC           COM              511637100      215    25000 SH       SOLE                    25000
LINN ENERGY LLC                COM              536020100      379    10000 SH       SOLE                    10000
MCDONALDS CORP.                COM              580135101      587     5850 SH       SOLE                     5850
MCGRAW-HILL COS                COM              580645109      270     6000 SH       SOLE                     6000
MERCK & COMPANY                COM              58933Y105     3233    85758 SH       SOLE                    85758
MICROSOFT                      COM              594918104     1902    73272 SH       SOLE                    73272
NUCOR CORP                     COM              670346105      297     7502 SH       SOLE                     7502
PEPSICO                        COM              713448108     1997    30094 SH       SOLE                    30094
PFIZER                         COM              717081103     4567   211043 SH       SOLE                   211043
PHILIP MORRIS INTERNATIONAL    COM              718172109      799    10185 SH       SOLE                    10185
PNC BANK                       COM              693475105      231     4000 SH       SOLE                     4000
PROCTER & GAMBLE               COM              742718109     2304    34537 SH       SOLE                    34537
RADNET INC                     COM              750491102      106    50000 SH       SOLE                    50000
ROYAL DUTCH SHELL PLC          COM              780259206      219     3000 SH       SOLE                     3000
SCHLUMBERGER LTD               COM              806857108      279     4082 SH       SOLE                     4082
SOUTHERN CO COM                COM              842587107      911    19671 SH       SOLE                    19671
SPDR GOLD TRUST                COM              78463V107      526     3460 SH       SOLE                     3460
SPDR S&P 500 ETF TRUST         COM              78462f103      557     4435 SH       SOLE                     4435
ST. JUDE MEDICAL, INC          COM              790849103     3430   100000 SH       SOLE                   100000
VALLEY NATIONAL BANCORP        COM              919794107      173    14000 SH       SOLE                    14000
VERIZON COMMUNICATIONS         COM              92343v104     8929   222548 SH       SOLE                   222548
VODAFONE GROUP PLC ADR         COM              92857w209      455    16250 SH       SOLE                    16250
VANGUARD INDEX EXTENDED MARKET                  922908207      411 10435.1360SH      SOLE               10435.1360